Balance Sheet Components (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Cash and Cash Equivalents
Cash and cash equivalents
Cash and cash equivalents balances were concentrated by location as follows:

	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
United Kingdom	89%	96%
United States	11%	3%
Other	—%	1%

Cash and cash equivalents
Our cash and cash equivalents balances as of December 31, 2020 and 2019 were concentrated by location as follows:

	December 31,
	2020	2019
United Kingdom	96%	95%
United States	3%	4%
Other	1%	1%

Schedule of Other Receivables
Other receivables (in thousands):

	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
R&D tax credit receivable	$23,424	$17,412
Grants receivable	533	—
VAT receivable	1,005	607
Other receivable	4	5

Total other receivables	$24,966	$18,024

Other receivables
Other receivables consist of the following (in thousands):

	As of December 31,
	2020	2019
R&D tax credit receivable	$17,412	$14,731
Grants receivable	—	239
VAT receivable	607	886
Other receivable	5	93

Total other receivables	$18,024	$15,949

Schedule of Property, Plant and Equipment
Property and equipment, net (in thousands):

	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
Computer equipment	$1,957	$1,218
Lab equipment	12,003	7,607
Motor vehicles	31	31
Furniture and fixtures	303	265
Leasehold improvements	909	704
Assets under construction	359	27

Total property and equipment	$15,562	$9,852
Less: accumulated depreciation	(8,057)	(5,802)

Total property and equipment, net	$7,505	$4,050

Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2020	2019
Computer equipment	$1,218	$1,020
Lab equipment	7,607	5,614
Motor vehicles	31	31
Furnitures and fixtures	265	265
Leasehold improvements	704	704
Assets under construction	27	587

Total property and equipment	$9,852	$8,221
Less: accumulated depreciation	(5,802)	(3,561)

Total property and equipment, net	$4,050	$4,660

Finance Lease, Right-Of-Use Assets
Finance lease
right-of-use
assets, net (in thousands):

	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
Finance lease right-of-use assets	$2,966	$2,966
Less: accumulated amortization	(1,113)	(834)

Total finance lease right-of-use assets, net	$1,853	$2,132

Finance lease
right-of-use
assets, net consisted of the following (in thousands):

	As of December 31,
	2020	2019
Finance lease right-of-use assets	$2,966	$3,105
Less: accumulated amortization	(834)	(485)

Total finance lease right-of-use assets, net	$2,132	$2,620

Schedule of Intangible Assets, Net	Intangible assets, net (in thousands):

	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
In-process research and development	$3,048	$3,048

Total intangible assets, net	$3,048	$3,048

Intangible asset consisted of the following (in thousands):

	As of December 31,
	2020	2019
In-process Research and Development	$3,048	$—

Total intangible asset	$3,048	$—

Schedule of Other Non-current Assets
Other
non-current
assets (in thousands):

	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
Capitalized transaction costs	$—	$121
Security deposits	$253	$—
Operating right of use assets	$2,816	$1,486

Total other non-current assets	$3,069	$1,607

Schedule of Accrued Expenses
Accrued expenses (in thousands):

	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
Accrued bonus	$6,207	$3,349
Accrued payroll and benefits	2,908	1,524
Accrued taxes	593	332
Accrued fabrication costs	2,479	2,321
Share appreciation rights	—	706
Accrued transaction costs	2,340	335
Other accrued expenses	1,594	1,828

Total accrued expenses	$16,121	$10,395

Accrued expenses consist of the following (in thousands):

	As of December 31,
	2020	2019
Accrued bonus	$3,349	$2,501
Accrued payroll and benefits	1,524	602
Accrued taxes	332	75
Accrued fabrication costs	2,321	1,884
Share appreciation rights	706	435
Other accrued expenses	2,163	1,355

Total accrued expenses	$10,395	$6,852